INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,334,862	29,346,069
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Not later than one month [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	661,313	693,328
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Later than one month and not later than three months [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	315,593	12,787
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | More than 3 months and no more than 1 year | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,305,327	2,347,747
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | From 1 to 5 years | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	122,578
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | More than 5 years and no more than 10 years | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	152,132
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | More than 10 years | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	23,185
Securities issued by the Colombian Government | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,674,180
Securities issued by other of the Colombian Government entities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,378,438	3,029,802
Securities issued by foreign Governments | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	34,747	23,043
Securities issued by other financial entities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	300,898	$ 1,017
Other debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 191,866